Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Financial Instruments [Abstract]
Financial Instruments

Note 3 – Financial Instruments

Cash and Cash Equivalents

Our cash and cash equivalents at June 30, 2014 and December 31, 2013 consisted of the following:

	2014	2013
Cash in bank	$353,087	$509,224
Cash and cash equivalents	$353,087	$509,224

We classify highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. We maintain cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. We have not experienced any losses in such accounts and believe it is not exposed to any significant risk for cash on deposit. As of June 30, 2014 and December 31, 2013, we had uninsured cash amounts. We maintained this balance with a high quality financial institution, which we believe limits this risk.

Note 2 – Financial Instruments

Cash and Cash Equivalents

Our cash and cash equivalents, at December 31, 2013 and 2012, consisted of the following:

	2013	2012
Cash in bank	$509,224	$385,141
Cash and cash equivalents	$509,224	$385,141

We classify highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. We maintain cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. We have not experienced any losses in such accounts and believe it is not exposed to any significant risk for cash on deposit. As of December 31, 2013 and 2012, we had uninsured cash amounts. We maintained this balance with a high quality financial institution, which we believe limits this risk.

Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and accounts receivable.